Loans and borrowings	12 Months Ended
Dec. 31, 2020
Loans and borrowings
Loans and borrowings

20.         Loans and borrowings

20.1       Composition of loans and borrowings

	Weighted average effective
	interest rate as of December 31		2020	2019
	2020	2019
Local currency
Bonds	6.4%	8.7%	1,084,461	1,567,598
Syndicated loan	5.6%	8.0%	811,079	1,115,874
Lease liabilities (1)	6.6%	7.2%	836,489	1,039,303
Commercial loan	6.3%	8.3%	312,408	737,032
			3,044,437	4,459,807
Foreign currency
Bonds (2)	6.0%	5.9%	33,944,548	25,832,740
Commercial loan (3)	3.6%	4.1%	8,247,014	6,586,538
Loans from related parties (Note 31)	0.8%	2.4%	1,277,046	1,108,403
Lease liabilities (1)	6.1%	6.2%	218,709	251,651
			43,687,317	33,779,332
			46,731,754	38,239,139
Current			4,923,346	5,012,173
Non–current			41,808,408	33,226,966
			46,731,754	38,239,139
(1)

Corresponds to present value of the payments to be made during the term of the operative lease contracts of pipelines, tanks, property and vehicles, recognized by the implementation of IFRS 16 - Leases.

(2)	On April 29, 2020, Ecopetrol issued and placed external public debt bonds for an amount of USD$2,000 million, with a 10-year term and a coupon rate of 6.875%.
(3)	Includes contingent credit line for USD$665 million with international banking (Scotiabank and Mizuho Bank).

In 2020, financial obligations were acquired for a total amount of COP$13,805,403 (2019 – COP$359,876 and 2018 – COP$517,747) as part of the market risk mitigation strategy (Note 30).

20.2       Fair value of loans

The fair value of loans and borrowings is COP$52,721,790 and COP$43,261,792 as of December 31, 2020 and 2019, respectively.

For fair value measurement, local currency bonds were valued using Precia reference prices, while bonds in U.S. dollars were valued using Bloomberg. With regard to the other financial obligations for which there is no market benchmark, a discount to present value technique was used. These rates incorporate market risk through some benchmarks (Libor, FTD) and the Ecopetrol Business Group’s credit risk (spread).

20.3       Maturity of loans and borrowings

The following are the maturities of loans and borrowing as of December 31, 2020:

	Up to 1
	year (1)	1 – 5 years	5-10 years	> 10 years	Total
Local currency
Bonds	65,829	354,081	370,900	293,651	1,084,461
Syndicated loan	242,660	568,419	—	—	811,079
Financial leasing	167,059	418,938	211,233	39,259	836,489
Other	106,410	205,998	—	—	312,408
	581,958	1,547,436	582,133	332,910	3,044,437
Foreign currency
Bonds	1,905,325	14,692,852	12,109,859	5,236,512	33,944,548
Commercial loans	1,098,593	6,563,863	584,558	—	8,247,014
Loans from related parties	1,277,046	—	—	—	1,277,046
Financial leasing	60,424	149,381	8,904	—	218,709
	4,341,388	21,406,096	12,703,321	5,236,512	43,687,317
	4,923,346	22,953,532	13,285,454	5,569,422	46,731,754

(1)Includes short–term credit and the current portion of long–term debt, as applicable.

The following are the maturities of loans and borrowing as of December 31, 2019:

	Up to 1
	Year (1)	1 – 5 years	5–10 years	> 10 years	Total
Local currency
Bonds	571,969	403,996	358,976	232,657	1,567,598
Syndicated loan	361,545	754,329	—	—	1,115,874
Financial leasing	179,448	559,337	235,791	64,727	1,039,303
Other	218,375	343,049	121,679	53,929	737,032
	1,331,337	2,060,711	716,446	351,313	4,459,807
Foreign currency
Bonds	1,386,032	13,873,755	5,574,713	4,998,240	25,832,740
Commercial loans	1,129,117	4,163,624	1,253,446	40,351	6,586,538
Loans from related parties	1,108,403	—	—	—	1,108,403
Financial leasing	57,284	175,962	18,405	—	251,651
	3,680,836	18,213,341	6,846,564	5,038,591	33,779,332
	5,012,173	20,274,052	7,563,010	5,389,904	38,239,139
(1)	Includes short–term credit and the current portion of long–term debt, as applicable.

20.4       Breakdown by type of interest rate and currency

The following is the breakdown of loans and borrowing by type of interest rate as of December 31, 2020 and 2019:

	2020	2019
Local currency
Fixed rate	523,870	598,802
Floating rate	2,520,567	3,861,005
	3,044,437	4,459,807
Foreign currency
Fixed rate	38,706,328	31,087,439
Floating rate	4,980,989	2,691,893
	43,687,317	33,779,332
	46,731,754	38,239,139

The interest on the bonds in national currency is indexed to the CPI (Consumer Price Index) and bank loans and variable rate leasing in Colombian pesos are indexed to the DTF (Fixed Term Deposits) and IBR (Banking Reference Indicator), plus a differential. Interest on loans in foreign currency is calculated based on the LIBOR rate plus a spread and the interests of the other types of debt are at a fixed rate.

20.5       Loans designated as hedging instrument

As of December 31, 2020, Ecopetrol S.A. designated USD$8,549 million (2019- USD$7,331 million) of foreign currency debt as a hedging instrument, of which USD$7,249 million is used to hedge the net investment in foreign operations with the US dollar as their functional currency, and USD$1,300 million is used to hedge the cash flows of future crude oil exports. See Note 30 – Risk management.

20.6       Guarantees and covenants

Financing obtained directly by Ecopetrol S.A. in capital markets has no guarantees granted or financial covenant restrictions.

The following is a summary of certain restrictions contained in certain other loan instruments of Ecopetrol Business Group. As of Dec 31, 2020 the covenants, loans and payments have been fulfilled.

-

The loan entered into by Oleoducto de los Llanos was guaranteed with the economic rights of the ship–or–pay transportation agreements with Frontera Energy Corp and also includes certain restrictions regarding capital contributions and asset disposal. In August 2020, the payment of the last installment of the syndicated loan was made, thus ending the syndicated loan agreement signed with Grupo Aval.

-	The syndicated loan entered into by Oleoducto Bicentenario requires that this subsidiary maintain an established relationship of leverage and solvency and cash flow / service to the debt.

20.7       Movement of net financial debt

The following is the movement of net financial debt as of December 31, 2020, 2019 and 2018:

	Cash and	Other financial	Loans and	Net financial
	equivalents	assets	borrowings	debt
Balance as of December 31, 2018	6,311,744	8,147,815	(38,062,645)	(23,603,086)
Cash flow	505,466	(3,117,549)	3,303,303	691,220
Exchange difference:
Recognized in profit or loss	258,548	182,396	(151,518)	289,426
Recognized in other comprehensive income	—	—	(53,911)	(53,911)
Financial cost registered to projects	—	—	(261,592)	(261,592)
Financial income (expense) recognized in profit or loss	—	(18,551)	(1,894,490)	(1,913,041)
Foreign currency translation	—	(204,441)	(14,627)	(219,068)
Other movements that do not generate cash flow (1)	—	(10,378)	(1,103,659)	(1,114,037)
Balance as of December 31, 2019	7,075,758	4,979,292	(38,239,139)	(26,184,089)
Cash flow	(1,971,156)	(2,107,856)	(6,105,296)	(10,184,308)
Exchange difference:
Recognized in profit or loss	(22,294)	38,701	747,744	764,151
Recognized in other comprehensive income	—	—	(722,458)	(722,458)
Financial cost registered to projects	—	—	(255,372)	(255,372)
Financial income (expense) recognized in profit or loss	—	43,948	(2,386,537)	(2,342,589)
Foreign currency translation	—	42,529	(175,885)	(133,356)
Effect of loss of control in subordinates	—	—	528,981	528,981
Other movements that do not generate cash flow	—	75,045	(123,792)	(48,747)
Balance as of December 31, 2020	5,082,308	3,071,659	(46,731,754)	(38,577,787)

(1)Corresponds mainly to the recognition of right-of-use assets and lease liabilities due to the initial adoption of IFRS 16 - Leases as of January 1, 2019.